Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE:
Revenue (Note 3)	$ 87,445	$ 108,938	$ 75,173
EXPENSES:
Voyage expenses	4,237	4,358	14,861
Vessel operating expenses	19,758	21,866	13,828
Depreciation and amortization of deferred charges (Note 6)	13,336	14,793	9,281
General and administrative expenses (Notes 4, 8 and 9)	8,306	8,042	6,751
Gain on vessel's sale (Note 6)	0	(15,683)	(9,543)
(Reversal of) / Provision for credit losses (Note 3)	(7)	(37)	33
Foreign currency losses / (gains)	1	64	(20)
Operating income	41,814	75,535	39,982
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 4, 5, 7, 9 and 10)	(1,345)	(9,598)	(3,966)
Loss from debt extinguishment	0	(387)	0
Interest income	3,255	3,302	284
Changes in fair value of warrants' liability (Note 9)	6	561	0
Total other income / (expenses), net	1,916	(6,122)	(3,682)
Net income	43,730	69,413	36,300
Income allocated to participating securities (Note 11)	0	(2)	(6)
Deemed dividend on Series B preferred stock upon exchange of common stock (Notes 9 and 11)	0	0	(9,271)
Deemed dividend on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party (Notes 9 and 11)	0	0	(6,944)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Notes 9 and 11)	0	(9,809)	(5,930)
Deemed dividend to the July and August 2022 warrants' holders due to triggering of a down-round feature (Notes 9 and 11)	0	(789)	(1,116)
Dividends on preferred stock (Note 11)	(1,833)	(1,889)	(1,030)
Net income attributable to common stockholders	$ 41,897	$ 56,924	$ 12,003
Earnings per common share, basic (Note 11) (in dollars per share)	$ 3.39	$ 5.43	$ 6.49
Earnings per common share, diluted (Note 11) (in dollars per share)	$ 1.11	$ 1.91	$ 3.02
Weighted average number of common shares, basic (Note 11) (in shares)	12,365,418	10,491,316	1,850,072
Weighted average number of common shares, diluted (Note 11) (in shares)	39,201,865	35,539,671	6,447,710